S000049859 [Member] Investment Strategy - Loomis Sayles Small/Mid Cap Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of “small/mid-capitalization companies,” including preferred stocks, warrants and securities convertible into common or preferred stocks. Currently, the Fund defines a small/mid-capitalization company to be one whose market capitalization falls within the capitalization range of the Russell 2500™ Index, an index that tracks some or all of the stocks of the 2,500 of the smallest U.S. companies. The Fund may invest the rest of its assets in companies of any size, including large-capitalization companies.
In deciding which securities to buy and sell, Loomis Sayles typically seeks to identify companies that it believes have distinctive products, technologies, or services; dynamic earnings growth; prospects for high levels of profitability; and solid management. Loomis Sayles typically does not consider current income when making buy and sell decisions.
The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments. The Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and other privately placed investments such as private equity investments.
The Fund may engage, for hedging and investment purposes, in foreign currency transactions (such as forward currency contracts), options and futures transactions.